Schedule of Investments (unaudited)	iShares® MSCI Kokusai ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.7%
Ampol Ltd.	923	$21,701
APA Group	4,458	35,821
Aristocrat Leisure Ltd.	2,037	47,263
ASX Ltd.	615	37,183
Aurizon Holdings Ltd.	5,071	14,321
Australia & New Zealand Banking Group Ltd.	9,756	185,649
BHP Group Ltd.	17,250	576,416
BlueScope Steel Ltd.	1,806	25,673
Brambles Ltd.	4,382	32,358
Cochlear Ltd.	193	31,086
Coles Group Ltd.	4,880	64,165
Commonwealth Bank of Australia	5,799	421,492
Computershare Ltd.	1,844	32,510
Crown Resorts Ltd.(a)	1,384	12,531
CSL Ltd.	1,613	307,841
Dexus	3,613	28,248
Domino's Pizza Enterprises Ltd.	193	10,117
Endeavour Group Ltd./Australia	4,266	23,352
Evolution Mining Ltd.	5,149	14,570
Fortescue Metals Group Ltd.	5,956	90,013
Glencore PLC	34,153	210,439
Goodman Group	5,610	93,372
GPT Group (The)	6,533	23,224
IDP Education Ltd.	692	12,838
Insurance Australia Group Ltd.	7,417	23,685
James Hardie Industries PLC	1,500	43,242
Lendlease Corp. Ltd.	1,998	17,116
Macquarie Group Ltd.	1,154	166,133
Medibank Pvt Ltd.	9,490	21,325
Mineral Resources Ltd.	571	23,202
Mirvac Group	14,867	25,127
National Australia Bank Ltd.	11,105	253,512
Newcrest Mining Ltd.	2,897	54,404
Northern Star Resources Ltd.	3,728	25,625
Orica Ltd.	1,345	15,455
Origin Energy Ltd.	6,071	29,039
Qantas Airways Ltd.(a)	2,536	9,827
QBE Insurance Group Ltd.	4,574	39,461
Ramsay Health Care Ltd.	615	34,900
REA Group Ltd.	154	13,797
Reece Ltd.	999	12,137
Rio Tinto Ltd.	1,230	97,298
Rio Tinto PLC	3,880	274,146
Santos Ltd.	10,836	60,552
Scentre Group	19,748	41,145
SEEK Ltd.	1,076	21,085
Sonic Healthcare Ltd.	1,461	37,732
South32 Ltd.	16,636	55,403
Stockland.	8,644	25,019
Suncorp Group Ltd.	4,228	33,947
Tabcorp Holdings Ltd.	9,366	35,818
Telstra Corp.Ltd.	14,637	41,549
Transurban Group	10,759	108,038
Treasury Wine Estates Ltd.	2,383	18,854
Vicinity Centres	11,335	14,790
Washington H Soul Pattinson & Co. Ltd.	730	14,225
Wesfarmers Ltd.	3,843	132,980
Westpac Banking Corp.	12,295	205,818
Security	Shares	Value

Australia (continued)
WiseTech Global Ltd.	500	$15,501
Woodside Petroleum Ltd.	3,267	71,077
Woolworths Group Ltd.	4,256	115,138
		4,580,285
Austria — 0.1%
Erste Group Bank AG	1,230	38,297
OMV AG	538	27,501
Raiffeisen Bank International AG	461	5,248
Verbund AG	231	24,691
voestalpine AG	423	11,008
		106,745
Belgium — 0.2%
Ageas SA/NV	462	22,107
Anheuser-Busch InBev SA/NV	2,923	168,188
Elia Group SA/NV	115	18,305
Etablissements Franz Colruyt NV	231	8,483
Groupe Bruxelles Lambert SA	385	36,329
KBC Group NV	846	57,555
Proximus SADP	501	8,757
Sofina SA	39	11,952
Solvay SA	269	25,296
UCB SA	424	48,197
Umicore SA	692	26,603
		431,772
Brazil — 0.1%
MercadoLibre Inc.(a)	154	149,939
Yara International ASA	577	29,340
		179,279
Canada — 3.9%
Agnico Eagle Mines Ltd.	1,523	88,654
Air Canada(a)(b)	461	8,074
Algonquin Power & Utilities Corp.	2,498	36,168
Alimentation Couche-Tard Inc.	2,767	123,181
AltaGas Ltd.	1,162	26,575
Ballard Power Systems Inc.(a)(b)	769	6,387
Bank of Montreal	2,232	236,657
Bank of Nova Scotia (The)	4,151	262,861
Barrick Gold Corp.	6,147	137,089
BCE Inc.	231	12,281
BlackBerry Ltd.(a)	1,652	9,452
Brookfield Asset Management Inc., Class A	4,765	237,684
Brookfield Renewable Corp., Class A	423	15,189
CAE Inc.(a)	1,288	30,630
Cameco Corp.	1,385	35,761
Canadian Apartment Properties REIT	269	10,537
Canadian Imperial Bank of Commerce	1,538	170,028
Canadian National Railway Co.	2,381	280,015
Canadian Natural Resources Ltd.	4,021	248,869
Canadian Pacific Railway Ltd.	3,230	236,269
Canadian Tire Corp. Ltd., Class A, NVS	155	21,350
Canadian Utilities Ltd., Class A, NVS	461	13,859
Canopy Growth Corp.(a)(b)	692	3,992
CCL Industries Inc., Class B, NVS	500	21,800
Cenovus Energy Inc.	4,534	83,822
CGI Inc.(a)	769	61,321
Constellation Software Inc.	77	121,188
Dollarama Inc.	1,038	57,708
Emera Inc.	846	40,850
Empire Co. Ltd., Class A, NVS	500	16,514

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Enbridge Inc.	6,839	$298,443
Fairfax Financial Holdings Ltd.	77	42,309
First Quantum Minerals Ltd.	2,057	58,973
FirstService Corp.	153	19,077
Fortis Inc.	1,575	76,638
Franco-Nevada Corp.	653	98,754
George Weston Ltd.	269	33,466
GFL Environmental Inc.	615	18,527
Gildan Activewear Inc.	692	23,448
Great-West Lifeco Inc.	1,000	27,587
Hydro One Ltd.(c)	1,115	30,144
iA Financial Corp. Inc.	385	20,130
IGM Financial Inc.	280	8,873
Imperial Oil Ltd.	922	46,421
Intact Financial Corp.	615	86,037
Ivanhoe Mines Ltd., Class A(a)	2,037	16,332
Keyera Corp.	692	17,167
Kinross Gold Corp.	3,959	20,001
Lightspeed Commerce Inc.(a)	345	7,710
Loblaw Companies Ltd.	577	52,780
Lundin Mining Corp.	2,229	20,353
Magna International Inc.	962	57,975
Manulife Financial Corp.	6,340	123,972
Metro Inc.	885	48,644
National Bank of Canada	1,153	80,526
Northland Power Inc.	653	19,707
Nutrien Ltd.	1,959	192,507
Nuvei Corp.(a)(c)	155	8,668
Onex Corp.	270	16,223
Open Text Corp.	884	35,404
Pan American Silver Corp.	654	16,214
Parkland Corp.	500	14,202
Pembina Pipeline Corp.	1,729	65,424
Power Corp. of Canada	1,998	58,790
Quebecor Inc., Class B	461	10,848
Restaurant Brands International Inc.	961	54,900
RioCan REIT	500	9,341
Ritchie Bros Auctioneers Inc.	385	21,206
Rogers Communications Inc., Class B, NVS	1,269	69,128
Royal Bank of Canada	4,894	494,295
Saputo Inc.	1,000	21,376
Shaw Communications Inc., Class B, NVS	1,575	46,907
Shopify Inc., Class A(a)	384	164,262
Sun Life Financial Inc.	1,921	95,568
Suncor Energy Inc.	4,956	178,156
TC Energy Corp.	3,305	174,814
Teck Resources Ltd., Class B	1,607	63,397
TELUS Corp.	1,499	37,503
TFI International Inc.	270	21,719
Thomson Reuters Corp.	615	61,488
TMX Group Ltd.	192	19,548
Toromont Industries Ltd.	270	23,769
Toronto-Dominion Bank (The)	6,258	452,014
Tourmaline Oil Corp.	1,038	53,457
Waste Connections Inc.	884	121,966
West Fraser Timber Co. Ltd.	307	26,983
Wheaton Precious Metals Corp.	1,461	65,484
WSP Global Inc.	385	44,900
		6,749,220
Security	Shares	Value

Denmark — 0.8%
Ambu A/S, Class B(b)	538	$7,081
AP Moller - Maersk A/S, Class A	11	31,137
AP Moller - Maersk A/S, Class B, NVS	19	54,990
Carlsberg A/S, Class B	308	39,126
Chr Hansen Holding A/S	346	26,957
Coloplast A/S, Class B	384	51,736
Danske Bank A/S	2,383	36,553
Demant A/S(a)	385	16,918
DSV A/S	692	113,455
Genmab A/S(a)	231	81,229
GN Store Nord A/S	423	15,875
Novo Nordisk A/S, Class B	5,788	661,141
Novozymes A/S, Class B	653	45,520
Orsted AS(c)	615	68,038
Pandora A/S	347	30,469
Rockwool A/S, Class B	38	10,628
Tryg A/S	1,346	32,004
Vestas Wind Systems A/S	3,306	84,306
		1,407,163
Finland — 0.3%
Elisa Oyj	538	31,538
Fortum Oyj	1,575	26,186
Kesko Oyj, Class B	923	23,238
Kone Oyj, Class B	1,114	53,559
Neste Oyj	1,422	61,016
Nokia Oyj(a)	17,671	89,593
Nordea Bank Abp	10,682	106,500
Orion Oyj, Class B	346	13,571
Sampo Oyj, Class A	1,729	83,956
Stora Enso Oyj, Class R	1,806	35,541
UPM-Kymmene Oyj	1,883	65,137
Wartsila OYJ Abp	1,460	11,724
		601,559
France — 3.3%
Accor SA(a)	654	21,486
Aeroports de Paris(a)	115	16,267
Air Liquide SA	1,630	282,004
Airbus SE	1,999	218,834
Alstom SA	923	20,288
Amundi SA(c)	230	13,830
ArcelorMittal SA	2,344	68,346
Arkema SA	230	26,207
AXA SA	6,718	177,725
BioMerieux	154	14,661
BNP Paribas SA	3,860	200,146
Bollore SE	2,844	13,271
Bouygues SA	731	25,134
Bureau Veritas SA	884	25,394
Capgemini SE	539	109,729
Carrefour SA	2,363	50,113
Cie. de Saint-Gobain	1,762	102,792
Cie. Generale des Etablissements Michelin SCA	577	71,467
CNP Assurances	615	13,514
Covivio	192	13,674
Credit Agricole SA	3,882	41,918
Danone SA	2,263	136,846
Dassault Aviation SA	77	12,921
Dassault Systemes SE	2,305	101,937
Edenred	807	40,529

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Eiffage SA	269	$26,563
Electricite de France SA	1,640	14,909
Engie SA	6,032	71,180
EssilorLuxottica SA	961	163,608
Eurazeo SE	154	11,833
Eurofins Scientific SE	424	39,406
Faurecia SE	385	8,369
Gecina SA	115	12,955
Getlink SE	1,575	28,821
Hermes International	115	141,802
Ipsen SA	115	11,921
Kering SA	251	133,550
Klepierre SA	730	17,473
La Francaise des Jeux SAEM(c)	307	11,464
Legrand SA	943	83,563
L'Oreal SA	846	307,783
LVMH Moet Hennessy Louis Vuitton SE	950	614,778
Orange SA	6,878	81,885
Orpea SA	226	8,082
Pernod Ricard SA	731	150,867
Publicis Groupe SA	731	43,887
Remy Cointreau SA	77	15,264
Renault SA(a)	653	15,955
Safran SA	1,149	123,401
Sanofi	3,881	410,202
Sartorius Stedim Biotech	77	25,197
Schneider Electric SE	1,844	264,557
SEB SA	77	9,247
Societe Generale SA	2,690	64,652
Sodexo SA	308	23,169
Teleperformance	193	69,270
Thales SA	347	44,425
TotalEnergies SE	8,671	425,772
Ubisoft Entertainment SA(a)	308	13,926
Unibail-Rodamco-Westfield(a)(b)	384	27,101
Valeo	846	15,381
Veolia Environnement SA	2,305	67,252
Vinci SA	1,855	179,998
Vivendi SE	2,421	27,807
Wendel SE	115	11,458
Worldline SA/France(a)(c)	731	28,761
		5,666,527
Germany — 2.2%
adidas AG	650	131,078
Allianz SE, Registered	1,384	312,278
Aroundtown SA	3,151	15,845
BASF SE	3,036	159,885
Bayer AG, Registered	3,394	223,566
Bayerische Motoren Werke AG	1,115	91,057
Bechtle AG	270	12,477
Beiersdorf AG	346	34,752
Brenntag SE	538	41,514
Carl Zeiss Meditec AG, Bearer	115	14,444
Commerzbank AG(a)	3,766	24,586
Continental AG(a)	347	23,784
Covestro AG(c)	615	26,479
Daimler Truck Holding AG(a)	1,422	38,244
Delivery Hero SE(a)(c)	538	18,912
Deutsche Bank AG, Registered(a)	6,918	69,175
Deutsche Boerse AG	653	113,684
Security	Shares	Value

Germany (continued)
Deutsche Lufthansa AG, Registered(a)(b)	1,653	$12,298
Deutsche Post AG, Registered	3,383	144,530
Deutsche Telekom AG, Registered	11,368	209,412
E.ON SE	7,647	79,582
Evonik Industries AG	769	20,114
Fresenius Medical Care AG & Co. KGaA	654	40,670
Fresenius SE & Co. KGaA	1,422	50,265
GEA Group AG	422	16,427
Hannover Rueck SE	231	35,904
HeidelbergCement AG	500	28,804
HelloFresh SE(a)	615	25,925
Henkel AG & Co. KGaA	384	24,369
Infineon Technologies AG	4,459	126,561
KION Group AG	269	14,963
Knorr-Bremse AG	269	19,184
LANXESS AG	308	11,906
LEG Immobilien SE	231	23,685
Mercedes-Benz Group AG	2,955	206,262
Merck KGaA	423	78,478
MTU Aero Engines AG	192	38,720
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	462	110,021
Nemetschek SE	192	15,236
Puma SE	346	25,458
Rational AG	17	10,371
RWE AG	2,267	94,124
SAP SE	3,534	358,157
Scout24 SE(c)	346	21,884
Siemens AG, Registered	2,594	318,945
Siemens Healthineers AG(c)	923	49,353
Symrise AG	423	50,335
Telefonica Deutschland Holding AG	2,728	8,205
Uniper SE	308	7,917
United Internet AG, Registered	464	14,927
Volkswagen AG	115	24,939
Vonovia SE	2,536	101,037
Zalando SE(a)(c)	769	30,257
		3,800,985
Hong Kong — 0.9%
AIA Group Ltd.	41,200	404,739
BOC Hong Kong Holdings Ltd.	12,500	45,248
Budweiser Brewing Co. APAC Ltd.(c)	7,600	18,910
Chow Tai Fook Jewellery Group Ltd.	7,600	12,743
CK Asset Holdings Ltd.	6,836	46,342
CK Infrastructure Holdings Ltd.	3,500	23,532
CLP Holdings Ltd.	5,500	53,671
ESR Cayman Ltd.(a)(c)	7,800	23,678
Futu Holdings Ltd., ADR(a)(b)	171	5,470
Galaxy Entertainment Group Ltd.	7,000	39,943
Hang Lung Properties Ltd.	7,000	13,388
Hang Seng Bank Ltd.	2,600	46,034
Henderson Land Development Co. Ltd.	4,523	18,291
HK Electric Investments & HK Electric Investments Ltd., Class SS	9,000	8,889
HKT Trust & HKT Ltd., Class SS	19,740	28,326
Hong Kong & China Gas Co. Ltd.	38,618	42,593
Hong Kong Exchanges & Clearing Ltd.	4,100	173,918
Hongkong Land Holdings Ltd.	3,800	17,727
Jardine Matheson Holdings Ltd.	700	37,191
Link REIT	7,700	66,511

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Melco Resorts & Entertainment Ltd., ADR(a)	769	$4,399
MTR Corp. Ltd.	5,000	26,566
New World Development Co. Ltd.	5,583	21,354
Power Assets Holdings Ltd.	6,000	40,410
Sands China Ltd.(a)	8,000	17,633
Sino Land Co. Ltd.	12,000	15,861
SITC International Holdings Co. Ltd.	4,000	13,298
Sun Hung Kai Properties Ltd.	4,500	51,827
Swire Pacific Ltd., Class A	1,500	8,544
Swire Properties Ltd.	4,000	9,586
Techtronic Industries Co. Ltd.	4,393	58,638
WH Group Ltd.(c)	38,500	26,588
Wharf Real Estate Investment Co. Ltd.	6,000	28,276
Xinyi Glass Holdings Ltd.	9,000	19,915
		1,470,039
Ireland — 0.7%
CRH PLC	2,498	98,733
Flutter Entertainment PLC, Class DI(a)	539	54,164
Horizon Therapeutics PLC(a)	769	75,793
Kerry Group PLC, Class A	539	59,705
Kingspan Group PLC	538	50,081
Linde PLC	1,759	548,738
Seagate Technology Holdings PLC	730	59,889
Smurfit Kappa Group PLC	885	37,396
STERIS PLC	346	77,521
Trane Technologies PLC	807	112,891
		1,174,911
Israel — 0.2%
Azrieli Group Ltd.	154	13,228
Bank Hapoalim BM	3,830	35,509
Bank Leumi Le-Israel BM	4,896	51,382
Check Point Software Technologies Ltd.(a)	346	43,696
CyberArk Software Ltd.(a)(b)	169	26,557
Elbit Systems Ltd.	77	16,714
Fiverr International Ltd.(a)(b)	115	6,124
Grab Holdings Ltd., Class A(a)(b)	3,638	10,732
ICL Group Ltd.	2,459	26,666
Inmode Ltd.(a)	154	3,867
Isracard Ltd.	—	2
Israel Discount Bank Ltd., Class A	4,151	24,517
Kornit Digital Ltd.(a)	154	10,241
Mizrahi Tefahot Bank Ltd.	424	15,684
Nice Ltd.(a)	231	48,032
Teva Pharmaceutical Industries Ltd., ADR(a)	3,689	32,131
Wix.com Ltd.(a)	193	14,564
		379,646
Italy — 0.6%
Amplifon SpA	423	16,876
Assicurazioni Generali SpA	3,613	68,405
Atlantia SpA(a)	1,690	40,316
DiaSorin SpA	77	10,086
Enel SpA	27,774	180,611
Eni SpA	8,760	122,454
Ferrari NV	427	89,907
FinecoBank Banca Fineco SpA	2,072	28,804
Infrastrutture Wireless Italiane SpA(c)	845	9,016
Intesa Sanpaolo SpA	56,511	115,153
Mediobanca Banca di Credito Finanziario SpA	2,190	21,950
Moncler SpA	615	32,038
Security	Shares	Value

Italy (continued)
Nexi SpA(a)(c)	2,186	$21,440
Poste Italiane SpA(c)	1,806	17,697
Prysmian SpA	769	25,012
Recordati Industria Chimica e Farmaceutica SpA	384	18,504
Snam SpA	6,301	34,559
Telecom Italia SpA/Milano	30,041	8,773
Tenaris SA	1,614	24,665
Terna - Rete Elettrica Nazionale	4,535	36,988
UniCredit SpA	7,673	71,014
		994,268
Netherlands — 1.4%
ABN AMRO Bank NV, CVA(c)	1,575	19,579
Adyen NV(a)(c)	77	129,152
Aegon NV	6,456	33,472
AerCap Holdings NV(a)	453	21,160
Akzo Nobel NV	615	53,349
Argenx SE(a)(b)	154	44,369
ASM International NV	154	46,276
ASML Holding NV	1,413	801,932
CNH Industrial NV	3,343	47,358
Davide Campari-Milano NV	2,036	22,972
Euronext NV(c)	307	24,597
EXOR NV	347	24,080
Heineken Holding NV	385	30,054
Heineken NV	846	82,579
IMCD NV	192	30,571
ING Groep NV	13,341	126,395
InPost SA(a)	692	4,243
JDE Peet's NV	269	7,914
Just Eat Takeaway.com NV(a)(c)	615	16,705
Koninklijke Ahold Delhaize NV	3,497	103,147
Koninklijke DSM NV	577	96,999
Koninklijke KPN NV	11,526	39,771
Koninklijke Philips NV	2,998	78,341
NN Group NV	884	43,300
NXP Semiconductors NV	884	151,076
Prosus NV	3,151	151,968
Randstad NV	423	22,368
Stellantis NV	6,955	93,375
Universal Music Group NV	2,421	56,183
Wolters Kluwer NV	923	93,207
		2,496,492
New Zealand — 0.1%
Auckland International Airport Ltd.(a)	3,383	16,993
Fisher & Paykel Healthcare Corp. Ltd.	1,960	26,935
Mercury NZ Ltd.	2,344	9,088
Meridian Energy Ltd.	4,574	13,882
Ryman Healthcare Ltd.	1,269	7,510
Spark New Zealand Ltd.	6,032	19,077
Xero Ltd.(a)	546	36,005
		129,490
Norway — 0.2%
Adevinta ASA(a)	808	6,242
Aker BP ASA	423	15,156
DNB Bank ASA	2,998	58,093
Equinor ASA	3,321	112,248
Gjensidige Forsikring ASA	693	14,816
Mowi ASA	1,482	41,862
Norsk Hydro ASA	4,534	38,074

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Orkla ASA	2,767	$22,453
Schibsted ASA, Class A	192	4,001
Schibsted ASA, Class B	384	7,431
Telenor ASA	2,536	35,767
		356,143
Portugal — 0.0%
EDP - Energias de Portugal SA	8,914	41,545
Galp Energia SGPS SA	1,767	21,507
Jeronimo Martins SGPS SA	961	20,005
		83,057
Singapore — 0.5%
Ascendas REIT	11,477	23,614
CapitaLand Integrated Commercial Trust	15,431	25,856
Capitaland Investment Ltd/Singapore(a)	7,700	23,348
City Developments Ltd.	1,600	9,810
DBS Group Holdings Ltd.	6,100	147,990
Genting Singapore Ltd.	19,300	11,205
Keppel Corp. Ltd.	6,000	29,591
Mapletree Commercial Trust	7,700	10,356
Mapletree Logistics Trust	11,443	14,696
Oversea-Chinese Banking Corp.Ltd.	11,525	102,326
Sea Ltd., ADR(a)	1,072	88,719
Singapore Airlines Ltd.(a)	3,900	15,372
Singapore Exchange Ltd.	1,200	8,444
Singapore Technologies Engineering Ltd.	7,200	21,205
Singapore Telecommunications Ltd.	26,900	53,687
STMicroelectronics NV	2,228	82,318
United Overseas Bank Ltd.	3,900	83,484
UOL Group Ltd.	3,800	19,967
Venture Corp. Ltd.	900	11,048
Wilmar International Ltd.	7,700	24,545
		807,581
Spain — 0.7%
ACS Actividades de Construccion y Servicios SA	1,066	27,295
Aena SME SA(a)(c)	285	40,444
Amadeus IT Group SA(a)	1,499	93,932
Banco Bilbao Vizcaya Argentaria SA	22,706	119,144
Banco Santander SA	58,683	171,492
CaixaBank SA	15,136	48,857
Cellnex Telecom SA(c)	1,729	80,589
EDP Renovaveis SA	962	22,768
Enagas SA	594	12,844
Endesa SA	1,039	21,775
Ferrovial SA	1,767	45,314
Grifols SA, Class A	1,039	17,402
Iberdrola SA	19,769	227,162
Industria de Diseno Textil SA	3,792	79,508
Naturgy Energy Group SA	654	19,674
Red Electrica Corp. SA	961	19,349
Repsol SA	4,879	72,784
Siemens Gamesa Renewable Energy SA(a)(b)	808	12,870
Telefonica SA	17,832	86,746
		1,219,949
Sweden — 1.0%
Alfa Laval AB	1,153	32,095
Assa Abloy AB, Class B	3,506	88,604
Atlas Copco AB, Class A	2,306	104,547
Atlas Copco AB, Class B	1,345	53,232
Boliden AB	884	38,331
Security	Shares	Value

Sweden (continued)
Electrolux AB, Class B	653	$9,959
Embracer Group AB(a)(b)	1,729	11,557
Epiroc AB, Class A	2,306	46,750
Epiroc AB, Class B	1,345	23,465
EQT AB	1,038	29,377
Essity AB, Class B	2,037	53,718
Evolution AB(c)	577	59,199
Fastighets AB Balder, Class B(a)	346	17,150
Getinge AB, Class B	769	22,246
H & M Hennes & Mauritz AB, Class B	2,421	30,478
Hexagon AB, Class B	6,417	82,798
Husqvarna AB, Class B	1,077	10,295
Industrivarden AB, Class A	423	10,838
Industrivarden AB, Class C	500	12,590
Investment AB Latour, Class B	500	13,246
Investor AB, Class A	1,690	35,298
Investor AB, Class B	6,147	118,286
Kinnevik AB, Class B(a)	846	16,558
L E Lundbergforetagen AB, Class B	270	12,627
Lifco AB, Class B	770	16,151
Lundin Energy AB	731	30,224
Nibe Industrier AB, Class B	4,842	47,473
Sagax AB, Class B	538	13,743
Sandvik AB	3,728	70,565
Securitas AB, Class B	1,153	13,613
Sinch AB(a)(c)	1,499	6,625
Skandinaviska Enskilda Banken AB, Class A	5,340	59,883
Skanska AB, Class B	1,269	24,241
SKF AB, Class B	1,384	22,604
Svenska Cellulosa AB SCA, Class B	1,922	37,196
Svenska Handelsbanken AB, Class A	5,435	54,819
Swedbank AB, Class A	3,113	49,245
Swedish Match AB	5,802	46,212
Tele2 AB, Class B	1,499	19,868
Telefonaktiebolaget LM Ericsson, Class B	9,990	79,693
Telia Co. AB	8,952	37,156
Volvo AB, Class A	692	11,377
Volvo AB, Class B	5,103	81,410
		1,655,342
Switzerland — 3.2%
ABB Ltd., Registered	5,533	166,001
Adecco Group AG, Registered	577	22,266
Alcon Inc.	1,698	121,239
Bachem Holding AG, Class B, Registered	38	16,581
Baloise Holding AG, Registered	154	26,787
Barry Callebaut AG, Registered	12	27,619
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	4	44,860
Cie. Financiere Richemont SA, Class A, Registered	1,800	209,143
Clariant AG, Registered	615	10,500
Coca-Cola HBC AG, Class DI	654	13,259
Credit Suisse Group AG, Registered	8,873	60,224
EMS-Chemie Holding AG, Registered	38	33,901
Geberit AG, Registered	116	66,152
Givaudan SA, Registered	31	123,210
Holcim Ltd.	1,806	88,305
Julius Baer Group Ltd.	752	35,936
Kuehne + Nagel International AG, Registered	192	53,711
Logitech International SA, Registered	615	40,023
Lonza Group AG, Registered	269	158,612

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Nestle SA, Registered	9,638	$1,244,209
Novartis AG, Registered	7,480	661,002
Partners Group Holding AG	73	77,343
Roche Holding AG, Bearer	103	41,380
Roche Holding AG, NVS	2,393	887,357
Schindler Holding AG, Participation Certificates, NVS	154	29,587
Schindler Holding AG, Registered	77	14,782
SGS SA, Registered	20	51,390
Siemens Energy AG(a)	1,307	25,176
Sika AG, Registered	499	152,424
Sonova Holding AG, Registered	192	69,240
Straumann Holding AG	390	45,978
Swatch Group AG (The), Bearer	115	29,514
Swatch Group AG (The), Registered	154	7,597
Swiss Life Holding AG, Registered	116	67,827
Swiss Prime Site AG, Registered	307	30,008
Swiss Re AG	962	78,891
Swisscom AG, Registered	94	55,582
TE Connectivity Ltd.	1,076	134,263
Temenos AG, Registered	231	23,318
UBS Group AG, Registered	11,955	202,956
VAT Group AG(c)	78	24,126
Vifor Pharma AG	154	27,238
Zurich Insurance Group AG	500	227,635
		5,527,152
United Kingdom — 4.5%
3i Group PLC	3,382	55,347
abrdn plc	7,032	16,512
Admiral Group PLC	693	21,814
Amcor PLC	5,148	61,055
Anglo American PLC	4,382	194,083
Antofagasta PLC	1,192	22,820
Ashtead Group PLC	1,537	79,474
Associated British Foods PLC	1,230	24,613
AstraZeneca PLC	5,229	697,764
Auto Trader Group PLC(c)	3,671	28,972
AVEVA Group PLC	385	10,347
Aviva PLC	13,602	72,976
BAE Systems PLC	11,219	103,626
Barclays PLC	56,819	104,441
Barratt Developments PLC	3,306	20,226
Berkeley Group Holdings PLC	423	21,453
BP PLC	68,312	329,796
British American Tobacco PLC	7,527	315,474
British Land Co PLC/The	3,306	21,295
BT Group PLC	31,470	69,787
Bunzl PLC	1,192	45,988
Burberry Group PLC	1,422	28,064
CK Hutchison Holdings Ltd.	10,336	72,537
Clarivate PLC(a)(b)	1,153	18,079
Coca-Cola Europacific Partners PLC	653	32,617
Compass Group PLC	6,109	128,911
Croda International PLC	500	48,563
DCC PLC	346	26,216
Diageo PLC	7,908	394,521
Entain PLC(a)	2,248	42,241
Experian PLC	2,997	103,500
Ferguson PLC	731	91,703
GlaxoSmithKline PLC	17,105	385,591
Halma PLC	1,307	40,119
Security	Shares	Value

United Kingdom (continued)
Hargreaves Lansdown PLC	1,191	$13,635
Hikma Pharmaceuticals PLC	692	16,255
HSBC Holdings PLC	69,149	432,121
Imperial Brands PLC	3,267	68,004
Informa PLC(a)	5,455	38,697
InterContinental Hotels Group PLC	708	45,199
Intertek Group PLC	577	35,956
J Sainsbury PLC	5,379	15,695
JD Sports Fashion PLC	9,337	15,384
Johnson Matthey PLC	692	19,036
Kingfisher PLC	7,378	23,267
Land Securities Group PLC	2,613	24,506
Legal & General Group PLC	19,670	61,313
Lloyds Banking Group PLC	243,680	138,401
London Stock Exchange Group PLC	1,260	124,226
M&G PLC	9,106	24,176
Melrose Industries PLC	14,752	21,436
Mondi PLC	1,690	31,748
National Grid PLC	12,467	185,222
NatWest Group PLC	19,747	52,977
Next PLC	424	31,758
Ocado Group PLC(a)	1,538	17,590
Pearson PLC	2,459	23,876
Persimmon PLC	1,039	27,060
Phoenix Group Holdings PLC	1,883	14,263
Prudential PLC	8,798	109,522
Reckitt Benckiser Group PLC	2,428	189,349
RELX PLC	6,748	201,026
Rentokil Initial PLC	6,455	44,335
Rolls-Royce Holdings PLC(a)	28,081	28,788
Royalty Pharma PLC, Class A	1,153	49,095
Sage Group PLC/The	3,690	33,862
Schroders PLC	423	14,932
Segro PLC	3,959	66,282
Severn Trent PLC	807	31,716
Shell PLC	26,165	702,423
Smith & Nephew PLC	2,997	48,577
Smiths Group PLC	1,346	24,631
Spirax-Sarco Engineering PLC	269	40,591
SSE PLC	3,675	85,355
St. James's Place PLC	1,806	29,022
Standard Chartered PLC	8,414	57,521
Taylor Wimpey PLC	13,794	21,695
Tesco PLC	25,469	86,526
Unilever PLC	8,691	404,046
United Utilities Group PLC	2,267	32,578
Vodafone Group PLC	92,751	140,421
Whitbread PLC(a)	692	24,156
WPP PLC	4,316	53,798
		7,752,573
United States — 72.0%
10X Genomics Inc., Class A(a)(b)	231	11,033
3M Co.	1,958	282,383
A O Smith Corp.	385	22,496
Abbott Laboratories	5,995	680,432
AbbVie Inc.	6,035	886,421
ABIOMED Inc.(a)	154	44,133
Accenture PLC, Class A	2,170	651,781
Activision Blizzard Inc.	2,613	197,543
Adobe Inc.(a)	1,610	637,479

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Advance Auto Parts Inc.	230	$45,915
Advanced Micro Devices Inc.(a)	5,604	479,254
AES Corp. (The)	2,113	43,147
Affirm Holdings Inc.(a)(b)	560	16,072
Aflac Inc.	2,191	125,500
Agilent Technologies Inc.	999	119,151
AGNC Investment Corp.	1,690	18,556
Air Products and Chemicals Inc.	768	179,766
Airbnb Inc., Class A(a)	990	151,678
Akamai Technologies Inc.(a)	538	60,407
Albemarle Corp.	385	74,240
Alexandria Real Estate Equities Inc.	499	90,898
Align Technology Inc.(a)	269	77,986
Alleghany Corp.(a)	51	42,661
Allegion PLC	270	30,845
Alliant Energy Corp.	925	54,399
Allstate Corp. (The)	1,000	126,540
Ally Financial Inc.	1,269	50,709
Alnylam Pharmaceuticals Inc.(a)	385	51,371
Alphabet Inc., Class A(a)	1,026	2,341,527
Alphabet Inc., Class C, NVS(a)	976	2,244,146
Altria Group Inc.	6,187	343,812
Amazon.com Inc.(a)	1,558	3,872,612
AMC Entertainment Holdings Inc., Class A(a)(b)	1,690	25,857
AMERCO	38	20,348
Ameren Corp.	846	78,593
American Electric Power Co. Inc.	1,690	167,496
American Express Co.	2,259	394,670
American Financial Group Inc./OH	261	36,143
American International Group Inc.	2,843	166,344
American Tower Corp.	1,539	370,930
American Water Works Co. Inc.	615	94,759
Ameriprise Financial Inc.	384	101,948
AmerisourceBergen Corp.	500	75,645
AMETEK Inc.	801	101,134
Amgen Inc.	1,924	448,658
Amphenol Corp., Class A	2,037	145,645
Analog Devices Inc.	1,806	278,810
Annaly Capital Management Inc.	5,033	32,312
ANSYS Inc.(a)	307	84,637
Anthem Inc.	828	415,598
Aon PLC, Class A	765	220,312
Apollo Global Management Inc.	1,268	63,096
Apple Inc.	55,939	8,818,783
Applied Materials Inc.	3,068	338,554
Aptiv PLC(a)	923	98,207
Aramark	846	30,667
Arch Capital Group Ltd.(a)	1,384	63,207
Archer-Daniels-Midland Co.	1,921	172,045
Arista Networks Inc.(a)	769	88,873
Arrow Electronics Inc.(a)	231	27,226
Arthur J Gallagher & Co.	714	120,302
Asana Inc., Class A(a)	231	6,191
Assurant Inc.	193	35,103
AT&T Inc.	24,268	457,694
Atmos Energy Corp.	462	52,391
Autodesk Inc.(a)	731	138,364
Automatic Data Processing Inc.	1,426	311,125
AutoZone Inc.(a)	70	136,883
Avalara Inc.(a)	307	23,353
Security	Shares	Value

United States (continued)
AvalonBay Communities Inc.	462	$105,096
Avantor Inc.(a)	1,767	56,332
Avery Dennison Corp.	269	48,581
Baker Hughes Co.	2,895	89,803
Ball Corp.	1,076	87,328
Bank of America Corp.	25,163	897,816
Bank of New York Mellon Corp. (The)	2,767	116,380
Bath & Body Works Inc.	808	42,735
Bausch Health Cos Inc.(a)	1,153	21,908
Baxter International Inc.	1,720	122,223
Becton Dickinson and Co.	961	237,550
Bentley Systems Inc., Class B	577	24,459
Berkshire Hathaway Inc., Class B(a)	4,430	1,430,137
Best Buy Co.Inc.	769	69,156
BGP Holdings PLC, NVS(a)(d)	38,252	—
Bill.com Holdings Inc.(a)(b)	269	45,921
Biogen Inc.(a)	500	103,720
BioMarin Pharmaceutical Inc.(a)	615	50,030
Bio-Rad Laboratories Inc., Class A(a)	77	39,429
Bio-Techne Corp.	139	52,777
Black Knight Inc.(a)	501	32,961
BlackRock Inc.(e)	513	320,461
Blackstone Inc., NVS	2,306	234,220
Block Inc.(a)	22	2,067
Block Inc.(a)	1,734	172,602
Boeing Co. (The)(a)	1,897	282,349
Booking Holdings Inc.(a)	142	313,864
Booz Allen Hamilton Holding Corp.	499	40,733
BorgWarner Inc.	884	32,558
Boston Properties Inc.	533	62,681
Boston Scientific Corp.(a)	4,938	207,939
Bristol-Myers Squibb Co.	7,585	570,923
Broadcom Inc.	1,399	775,592
Broadridge Financial Solutions Inc.	385	55,490
Brown & Brown Inc.	871	53,985
Brown-Forman Corp., Class B, NVS	1,038	70,003
Bunge Ltd.	500	56,560
Burlington Stores Inc.(a)	231	47,022
Cable One Inc.	18	20,992
Cadence Design Systems Inc.(a)	923	139,235
Caesars Entertainment Inc.(a)	693	45,932
Camden Property Trust	363	56,951
Campbell Soup Co.	616	29,088
Capital One Financial Corp.	1,427	177,833
Cardinal Health Inc.	1,000	58,050
Carlyle Group Inc. (The)	723	26,238
CarMax Inc.(a)	539	46,235
Carnival Corp.(a)	3,015	52,159
Carrier Global Corp.	2,805	107,347
Carvana Co., Class A(a)	231	13,389
Catalent Inc.(a)	577	52,253
Caterpillar Inc.	1,838	386,972
Cboe Global Markets Inc.	434	49,033
CBRE Group Inc., Class A(a)	1,115	92,590
CDW Corp./DE	476	77,674
Celanese Corp.	384	56,425
Centene Corp.(a)	1,998	160,939
CenterPoint Energy Inc.	2,075	63,516
Ceridian HCM Holding Inc.(a)	461	25,876
Cerner Corp.	1,038	97,198

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
CF Industries Holdings Inc.	762	$73,784
CH Robinson Worldwide Inc.	461	48,935
Charles River Laboratories International Inc.(a)	155	37,434
Charles Schwab Corp. (The)	4,879	323,624
Charter Communications Inc., Class A(a)	421	180,394
Cheniere Energy Inc.	846	114,895
Chevron Corp.	6,597	1,033,552
Chewy Inc., Class A(a)(b)	269	7,817
Chipotle Mexican Grill Inc.(a)	94	136,827
Chubb Ltd.	1,462	301,830
Church & Dwight Co. Inc.	846	82,536
Cigna Corp.	1,154	284,784
Cincinnati Financial Corp.	538	65,991
Cintas Corp.	308	122,356
Cisco Systems Inc.	14,434	706,977
Citigroup Inc.	6,808	328,214
Citizens Financial Group Inc.	1,746	68,792
Citrix Systems Inc.	474	47,447
Clorox Co. (The)	423	60,688
Cloudflare Inc., Class A(a)	876	75,459
CME Group Inc.	1,243	272,640
CMS Energy Corp.	962	66,080
Coca-Cola Co. (The)	14,053	907,964
Cognex Corp.	615	41,592
Cognizant Technology Solutions Corp., Class A	1,767	142,950
Coinbase Global Inc., Class A(a)(b)	174	19,612
Colgate-Palmolive Co.	2,727	210,115
Comcast Corp., Class A	15,560	618,666
Conagra Brands Inc.	1,652	57,704
ConocoPhillips	4,497	429,553
Consolidated Edison Inc.	1,153	106,929
Constellation Brands Inc., Class A	577	141,994
Constellation Energy Corp.	1,115	66,019
Cooper Companies Inc. (The)	177	63,904
Copart Inc.(a)	730	82,964
Corning Inc.	2,767	97,371
Corteva Inc.	2,510	144,802
CoStar Group Inc.(a)	1,417	90,150
Costco Wholesale Corp.	1,499	797,048
Coterra Energy Inc.	2,613	75,228
Coupa Software Inc.(a)	231	19,935
Crowdstrike Holdings Inc., Class A(a)	670	133,169
Crown Castle International Corp.	1,478	273,740
Crown Holdings Inc.	463	50,949
CSX Corp.	7,456	256,039
Cummins Inc.	499	94,406
CVS Health Corp.	4,508	433,354
Danaher Corp.	2,185	548,719
Darden Restaurants Inc.	424	55,854
Datadog Inc., Class A(a)	735	88,773
DaVita Inc.(a)	193	20,915
Deere & Co.	1,012	382,081
Dell Technologies Inc., Class C	962	45,224
Delta Air Lines Inc.(a)	500	21,515
DENTSPLY SIRONA Inc.	692	27,673
Devon Energy Corp.	2,212	128,672
Dexcom Inc.(a)	346	141,369
Diamondback Energy Inc.	577	72,835
Digital Realty Trust Inc.	961	140,421
Discover Financial Services	1,000	112,460
Security	Shares	Value

United States (continued)
DISH Network Corp., Class A(a)	807	$23,008
DocuSign Inc.(a)	623	50,463
Dollar General Corp.	807	191,687
Dollar Tree Inc.(a)	769	124,924
Dominion Energy Inc.	2,764	225,653
Domino's Pizza Inc.	116	39,208
DoorDash Inc., Class A(a)	347	28,256
Dover Corp.	462	61,585
Dow Inc.	2,498	166,117
DR Horton Inc.	1,115	77,593
DraftKings Inc., Class A(a)(b)	1,025	14,022
Dropbox Inc., Class A(a)	1,000	21,750
DTE Energy Co.	692	90,680
Duke Energy Corp.	2,627	289,390
Duke Realty Corp.	1,307	71,558
DuPont de Nemours Inc.	1,691	111,488
Dynatrace Inc.(a)	616	23,630
Eastman Chemical Co.	461	47,331
Eaton Corp. PLC	1,346	195,197
eBay Inc.	2,114	109,759
Ecolab Inc.	846	143,262
Edison International	1,356	93,279
Edwards Lifesciences Corp.(a)	2,113	223,513
Elanco Animal Health Inc.(a)	1,462	37,003
Electronic Arts Inc.	998	117,814
Eli Lilly & Co.	2,764	807,447
Emerson Electric Co.	1,999	180,270
Enphase Energy Inc.(a)	423	68,272
Entegris Inc.	461	51,351
Entergy Corp.	693	82,363
EOG Resources Inc.	1,966	229,550
EPAM Systems Inc.(a)(b)	192	50,878
Equifax Inc.	423	86,089
Equinix Inc.	308	221,477
Equitable Holdings Inc.	1,153	33,241
Equity LifeStyle Properties Inc.	539	41,654
Equity Residential	1,223	99,674
Erie Indemnity Co., Class A, NVS	77	12,342
Essential Utilities Inc.	731	32,720
Essex Property Trust Inc.	221	72,769
Estee Lauder Companies Inc. (The), Class A	800	211,248
Etsy Inc.(a)	423	39,419
Everest Re Group Ltd.	153	42,031
Evergy Inc.	808	54,823
Eversource Energy	1,228	107,327
Exact Sciences Corp.(a)(b)	538	29,617
Exelon Corp.	3,343	156,386
Expedia Group Inc.(a)	499	87,200
Expeditors International of Washington Inc.	577	57,163
Extra Space Storage Inc.	461	87,590
Exxon Mobil Corp.	14,433	1,230,413
F5 Inc.(a)	193	32,310
FactSet Research Systems Inc.	126	50,840
Fair Isaac Corp.(a)	92	34,363
Fastenal Co.	2,006	110,952
FedEx Corp.	846	168,134
Fidelity National Financial Inc.	962	38,307
Fidelity National Information Services Inc.	2,036	201,869
Fifth Third Bancorp	2,268	85,118
First Citizens BancShares Inc./NC, Class A	39	24,936

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
First Republic Bank/CA	577	$86,100
FirstEnergy Corp.	1,767	76,529
Fiserv Inc.(a)	2,046	200,344
FleetCor Technologies Inc.(a)	269	67,121
FMC Corp.	461	61,101
Ford Motor Co.	13,141	186,077
Fortinet Inc.(a)	488	141,037
Fortive Corp.	1,191	68,482
Fortune Brands Home & Security Inc.	423	30,139
Fox Corp., Class A, NVS	1,038	37,202
Fox Corp., Class B	577	19,179
Franklin Resources Inc.	1,076	26,459
Freeport-McMoRan Inc.	5,065	205,386
Garmin Ltd.	538	59,040
Gartner Inc.(a)	270	78,448
Generac Holdings Inc.(a)	230	50,457
General Dynamics Corp.	813	192,299
General Electric Co	3,732	278,221
General Mills Inc.	2,075	146,765
General Motors Co.(a)	4,343	164,643
Genuine Parts Co.	500	65,025
Gilead Sciences Inc.	4,228	250,889
Global Payments Inc.	1,000	136,980
Globe Life Inc.	308	30,209
GoDaddy Inc., Class A(a)	615	49,698
Goldman Sachs Group Inc. (The)	1,137	347,342
Guidewire Software Inc.(a)	270	23,474
Halliburton Co.	2,997	106,753
Hartford Financial Services Group Inc. (The)	1,208	84,475
Hasbro Inc.	462	40,684
HCA Healthcare Inc.	846	181,509
Healthpeak Properties Inc.	1,690	55,449
HEICO Corp.	179	25,280
HEICO Corp., Class A	231	26,944
Henry Schein Inc.(a)	500	40,550
Hershey Co. (The)	506	114,240
Hess Corp.	961	99,050
Hewlett Packard Enterprise Co.	4,614	71,102
Hilton Worldwide Holdings Inc.(a)	922	143,177
Hologic Inc.(a)	846	60,904
Home Depot Inc. (The)	3,558	1,068,823
Honeywell International Inc.	2,355	455,716
Hormel Foods Corp.	1,000	52,390
Host Hotels & Resorts Inc.	2,536	51,608
Howmet Aerospace Inc.	1,230	41,968
HP Inc.	3,920	143,590
HubSpot Inc.(a)	154	58,432
Humana Inc.	444	197,385
Huntington Bancshares Inc./OH	4,994	65,671
Huntington Ingalls Industries Inc.	154	32,762
IAC/InterActiveCorp.(a)	270	22,378
IDEX Corp.	279	52,960
IDEXX Laboratories Inc.(a)	284	122,256
Illinois Tool Works Inc.	1,081	213,076
Illumina Inc.(a)	500	148,325
Incyte Corp.(a)	616	46,175
Ingersoll Rand Inc.	1,457	64,050
Insulet Corp.(a)	231	55,207
Intel Corp.	13,960	608,516
Intercontinental Exchange Inc.	1,921	222,471
Security	Shares	Value

United States (continued)
International Business Machines Corp.	3,036	$401,390
International Flavors & Fragrances Inc.	846	102,620
International Paper Co.	1,192	55,166
Interpublic Group of Companies Inc. (The)	1,269	41,395
Intuit Inc.	921	385,669
Intuitive Surgical Inc.(a)	1,223	292,664
Invesco Ltd.	1,158	21,284
Invitation Homes Inc.	1,960	78,047
IPG Photonics Corp.(a)	116	10,960
IQVIA Holdings Inc.(a)	653	142,347
Iron Mountain Inc.	961	51,635
Jack Henry & Associates Inc.	230	43,603
Jacobs Engineering Group Inc.	423	58,607
Jazz Pharmaceuticals PLC(a)	192	30,762
JB Hunt Transport Services Inc.	270	46,129
JM Smucker Co. (The)	346	47,378
Johnson & Johnson	8,961	1,617,102
Johnson Controls International PLC	2,421	144,945
JPMorgan Chase & Co.	10,114	1,207,207
Juniper Networks Inc.	1,226	38,644
Kellogg Co.	884	60,554
Keurig Dr Pepper Inc.	2,383	89,124
KeyCorp.	3,312	63,955
Keysight Technologies Inc.(a)	615	86,266
Kimberly-Clark Corp.	1,153	160,071
Kimco Realty Corp.	2,066	52,332
Kinder Morgan Inc.	6,840	124,146
KKR & Co. Inc.	1,767	90,064
KLA Corp.	524	167,292
Knight-Swift Transportation Holdings Inc.	639	30,602
Kraft Heinz Co. (The)	2,229	95,022
Kroger Co. (The)	2,460	132,742
L3Harris Technologies Inc.	667	154,917
Laboratory Corp. of America Holdings(a)	346	83,137
Lam Research Corp.	477	222,167
Las Vegas Sands Corp.(a)	1,168	41,382
Lear Corp.	192	24,564
Leidos Holdings Inc.	424	43,888
Lennar Corp., Class A	884	67,617
Lennox International Inc.	115	24,517
Liberty Broadband Corp., Class A(a)	77	8,290
Liberty Broadband Corp., Class C, NVS(a)	500	55,910
Liberty Global PLC, Class A(a)	654	14,885
Liberty Global PLC, Class C, NVS(a)	1,038	24,601
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	692	43,132
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	308	12,884
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	461	19,307
Lincoln National Corp.	576	34,646
Live Nation Entertainment Inc.(a)	580	60,830
LKQ Corp.	884	43,873
Lockheed Martin Corp.	854	369,030
Loews Corp.	653	41,035
Lowe's Companies Inc.	2,301	454,977
Lucid Group Inc.(a)(b)	1,346	24,336
Lululemon Athletica Inc.(a)	411	145,753
Lumen Technologies Inc.	2,845	28,621
Lyft Inc., Class A(a)	884	28,818
LyondellBasell Industries NV, Class A	922	97,760
M&T Bank Corp.	610	101,650

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Marathon Petroleum Corp.	2,065	$180,192
Markel Corp.(a)	46	62,251
MarketAxess Holdings Inc.	127	33,478
Marriott International Inc./MD, Class A(a)	961	170,597
Marsh & McLennan Companies Inc.	1,745	282,166
Martin Marietta Materials Inc.	230	81,471
Marvell Technology Inc.	2,729	158,500
Masco Corp.	769	40,519
Masimo Corp.(a)	154	17,397
Mastercard Inc., Class A	2,987	1,085,416
Match Group Inc.(a)	884	69,969
McCormick & Co. Inc./MD, NVS	884	88,904
McDonald's Corp.	2,534	631,371
McKesson Corp.	531	164,403
Medical Properties Trust Inc.	2,207	40,587
Medtronic PLC	4,587	478,699
Merck & Co. Inc.	8,678	769,652
Meta Platforms Inc, Class A(a)	8,090	1,621,802
MetLife Inc.	2,459	161,507
Mettler-Toledo International Inc.(a)	77	98,370
MGM Resorts International	1,269	52,080
Microchip Technology Inc.	1,883	122,772
Micron Technology Inc.	3,767	256,872
Microsoft Corp.	24,324	6,750,396
Mid-America Apartment Communities Inc.	385	75,722
Moderna Inc.(a)	1,154	155,109
Mohawk Industries Inc.(a)	192	27,084
Molina Healthcare Inc.(a)	192	60,182
Molson Coors Beverage Co., Class B	654	35,408
Mondelez International Inc., Class A	4,750	306,280
MongoDB Inc., Class A(a)	192	68,147
Monolithic Power Systems Inc.	154	60,405
Monster Beverage Corp.(a)	1,307	111,984
Moody's Corp.	561	177,545
Morgan Stanley	4,574	368,619
Mosaic Co. (The)	1,268	79,149
Motorola Solutions Inc.	577	123,299
MSCI Inc.	294	123,847
Nasdaq Inc.	443	69,715
NetApp Inc.	693	50,762
Netflix Inc.(a)	1,525	290,299
Neurocrine Biosciences Inc.(a)	308	27,729
Newell Brands Inc.	1,346	31,160
Newmont Corp.	2,652	193,198
News Corp., Class A, NVS	1,307	25,957
NextEra Energy Inc.	6,654	472,567
Nike Inc., Class B	4,332	540,200
NiSource Inc.	1,269	36,953
Nordson Corp.	192	41,412
Norfolk Southern Corp.	841	216,877
Northern Trust Corp.	663	68,322
Northrop Grumman Corp.	510	224,094
NortonLifeLock Inc.	2,091	52,359
Novavax Inc.(a)(b)	231	10,411
Novocure Ltd.(a)(b)	307	23,510
NRG Energy Inc.	847	30,407
Nucor Corp.	999	154,625
NVIDIA Corp.	8,501	1,576,680
NVR Inc.(a)	11	48,138
Occidental Petroleum Corp.	3,190	175,737
Security	Shares	Value

United States (continued)
Okta Inc.(a)	496	$59,178
Old Dominion Freight Line Inc.	340	95,241
Omnicom Group Inc.	769	58,544
ON Semiconductor Corp.(a)	1,499	78,113
ONEOK Inc.	1,538	97,402
Oracle Corp.	5,574	409,132
O'Reilly Automotive Inc.(a)	231	140,113
Otis Worldwide Corp.	1,422	103,578
Owens Corning	384	34,917
PACCAR Inc.	1,192	98,996
Packaging Corp. of America	307	49,479
Palantir Technologies Inc., Class A(a)	5,647	58,729
Palo Alto Networks Inc.(a)(b)	346	194,203
Paramount Global, Class B, NVS	2,174	63,307
Parker-Hannifin Corp.	423	114,557
Paychex Inc.	1,115	141,304
Paycom Software Inc.(a)	192	54,042
PayPal Holdings Inc.(a)	3,793	333,518
Peloton Interactive Inc., Class A(a)	808	14,188
Pentair PLC	577	29,283
PepsiCo Inc.	4,724	811,158
PerkinElmer Inc.	396	58,058
Pfizer Inc.	19,118	938,120
PG&E Corp.(a)(b)	4,994	63,174
Philip Morris International Inc.	5,263	526,300
Phillips 66	1,631	141,506
Pinterest Inc., Class A(a)	1,844	37,839
Pioneer Natural Resources Co.	769	178,769
Plug Power Inc.(a)	1,844	38,761
PNC Financial Services Group Inc. (The)	1,422	236,194
Pool Corp.	153	61,999
PPG Industries Inc.	808	103,416
PPL Corp.	2,460	69,643
Principal Financial Group Inc.	884	60,236
Procter & Gamble Co. (The)	8,227	1,320,845
Progressive Corp. (The)	2,008	215,579
Prologis Inc.	2,521	404,091
Prudential Financial Inc.	1,345	145,946
PTC Inc.(a)	384	43,857
Public Service Enterprise Group Inc.	1,729	120,442
Public Storage	538	199,867
PulteGroup Inc.	923	38,544
QIAGEN NV(a)	769	35,464
Qorvo Inc.(a)	385	43,805
QUALCOMM Inc.	3,822	533,895
Quest Diagnostics Inc.	423	56,614
Raymond James Financial Inc.	653	63,641
Raytheon Technologies Corp.	5,098	483,851
Realty Income Corp.	1,883	130,605
Regency Centers Corp.	539	37,099
Regeneron Pharmaceuticals Inc.(a)	361	237,939
Regions Financial Corp.	3,344	69,288
Republic Services Inc.	769	103,254
ResMed Inc.	500	99,985
RingCentral Inc., Class A(a)	294	24,946
Rivian Automotive Inc., Class A(a)(b)	577	17,448
Robert Half International Inc.	384	37,751
Robinhood Markets Inc., Class A(a)(b)	615	6,030
Rockwell Automation Inc.	385	97,278
Roku Inc.(a)	385	35,766

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Rollins Inc.	846	$28,375
Roper Technologies Inc.	366	171,991
Ross Stores Inc.	1,230	122,717
Royal Caribbean Cruises Ltd.(a)(b)	769	59,774
RPM International Inc.	461	38,217
S&P Global Inc.	1,195	449,917
salesforce.com Inc.(a)	3,312	582,713
SBA Communications Corp.	384	133,290
Schlumberger NV	4,767	185,961
Seagen Inc.(a)	462	60,527
Sealed Air Corp.	539	34,609
SEI Investments Co.	462	25,743
Sempra Energy	1,076	173,623
Sensata Technologies Holding PLC(a)	577	26,202
ServiceNow Inc.(a)(b)	686	327,977
Sherwin-Williams Co. (The)	845	232,341
Signature Bank/New York NY	193	46,754
Simon Property Group Inc.	1,143	134,874
Sirius XM Holdings Inc.(b)	3,805	22,830
Skyworks Solutions Inc.	577	65,374
Snap Inc., Class A, NVS(a)	3,574	101,716
Snap-on Inc.	198	42,073
Snowflake Inc., Class A(a)	726	124,465
SoFi Technologies Inc.(a)(b)	1,729	10,581
SolarEdge Technologies Inc.(a)	192	48,079
Southern Co. (The)	3,574	262,296
Southwest Airlines Co.(a)	538	25,135
Splunk Inc.(a)	577	70,406
SS&C Technologies Holdings Inc.	769	49,724
Stanley Black & Decker Inc.	539	64,761
Starbucks Corp.	3,970	296,321
State Street Corp.	1,230	82,373
Steel Dynamics Inc.	714	61,225
Stryker Corp.	1,151	277,690
Sun Communities Inc.	396	69,526
Sunrun Inc.(a)	615	12,288
SVB Financial Group(a)	192	93,627
Synchrony Financial	1,976	72,737
Synopsys Inc.(a)	530	151,999
Sysco Corp.	1,690	144,461
T Rowe Price Group Inc.	769	94,618
Take-Two Interactive Software Inc.(a)	385	46,011
Target Corp.	1,652	377,730
Teladoc Health Inc.(a)(b)	462	15,597
Teledyne Technologies Inc.(a)	154	66,459
Teleflex Inc.	154	43,985
Teradyne Inc.	552	58,214
Tesla Inc.(a)(b)	2,910	2,533,912
Texas Instruments Inc.	3,166	539,011
Textron Inc.	808	55,954
Thermo Fisher Scientific Inc.	1,341	741,466
TJX Companies Inc. (The)	4,074	249,655
T-Mobile U.S. Inc.(a)	2,113	260,195
Tractor Supply Co.	385	77,558
Trade Desk Inc. (The), Class A(a)	1,423	83,843
Tradeweb Markets Inc., Class A	384	27,337
TransDigm Group Inc.(a)	176	104,687
TransUnion	615	53,825
Travelers Companies Inc. (The)	846	144,717
Trimble Inc.(a)	884	58,963
Security	Shares	Value

United States (continued)
Truist Financial Corp.	4,612	$222,990
Twilio Inc., Class A(a)	591	66,086
Twitter Inc.(a)	2,690	131,864
Tyler Technologies Inc.(a)	153	60,391
Tyson Foods Inc., Class A	1,038	96,700
U.S. Bancorp	4,809	233,525
Uber Technologies Inc.(a)	4,889	153,906
UDR Inc.	1,084	57,680
UGI Corp.	616	21,129
Ulta Beauty, Inc.(a)	180	71,424
Union Pacific Corp.	2,190	513,095
United Parcel Service Inc., Class B	2,465	443,651
United Rentals Inc.(a)	258	81,662
UnitedHealth Group Inc.	3,208	1,631,428
Unity Software Inc.(a)(b)	192	12,751
Universal Health Services Inc., Class B	230	28,182
Upstart Holdings Inc.(a)(b)	147	11,028
Vail Resorts Inc.	150	38,124
Valero Energy Corp.	1,422	158,525
Veeva Systems Inc., Class A(a)	462	84,061
Ventas Inc.	1,399	77,714
VeriSign Inc.(a)	351	62,720
Verisk Analytics Inc.	500	102,025
Verizon Communications Inc.	14,134	654,404
Vertex Pharmaceuticals Inc.(a)	884	241,526
VF Corp.	1,154	60,008
Viatris Inc.	4,151	42,880
VICI Properties Inc.	3,281	97,807
Visa Inc., Class A	5,688	1,212,283
Vistra Corp.	1,422	35,578
VMware Inc., Class A	693	74,872
Vornado Realty Trust	577	22,336
Vulcan Materials Co.	461	79,426
W R Berkley Corp.	693	46,078
Walgreens Boots Alliance Inc.	2,459	104,262
Walmart Inc.	5,215	797,843
Walt Disney Co. (The)(a)	6,197	691,771
Warner Bros. Discovery Inc.(a)	7,407	134,437
Waste Management Inc.	1,423	233,998
Waters Corp.(a)	230	69,695
Wayfair Inc., Class A(a)(b)	231	17,773
Webster Financial Corp.	602	30,094
WEC Energy Group Inc.	1,077	107,754
Wells Fargo & Co.	13,646	595,375
Welltower Inc.	1,517	137,759
West Pharmaceutical Services Inc.	269	84,751
Western Digital Corp.(a)	1,076	57,103
Western Union Co. (The)	1,345	22,542
Westinghouse Air Brake Technologies Corp.	643	57,812
Westrock Co.	884	43,785
Weyerhaeuser Co.	2,575	106,141
Whirlpool Corp.	192	34,852
Williams Companies Inc. (The)	4,112	141,000
Willis Towers Watson PLC	423	90,886
Workday Inc., Class A(a)	653	134,975
WP Carey Inc.	616	49,754
WW Grainger Inc.	154	77,005
Wynn Resorts Ltd.(a)	330	23,258
Xcel Energy Inc.	1,889	138,388
Xylem Inc./NY	577	46,448

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Yum! Brands Inc.	999	$116,893
Zebra Technologies Corp., Class A(a)	192	70,975
Zendesk Inc.(a)	385	46,985
Zillow Group Inc., Class A(a)	193	7,459
Zillow Group Inc., Class C, NVS(a)(b)	500	19,910
Zimmer Biomet Holdings Inc.	692	83,559
Zoetis Inc.	1,623	287,677
Zoom Video Communications Inc., Class A(a)	696	69,301
ZoomInfo Technologies Inc.(a)	948	44,935
Zscaler Inc.(a)	269	54,537
		124,371,592
Total Common Stocks — 99.6%
(Cost: $203,877,943)		171,941,770

Preferred Stocks

Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	193	14,218
Fuchs Petrolub SE, Preference Shares, NVS	231	7,286
Henkel AG & Co. KGaA, Preference Shares, NVS	615	39,490
Porsche Automobil Holding SE, Preference Shares, NVS	538	44,374
Sartorius AG, Preference Shares, NVS	98	36,743
Volkswagen AG, Preference Shares, NVS	616	95,398
		237,509
Total Preferred Stocks — 0.1%
(Cost: $379,494)		237,509
Security	Shares	Value

Short-Term Investments

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(e)(f)(g)	3,675,281	$3,675,281
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(e)(f)	150,000	150,000
		3,825,281
Total Short-Term Investments — 2.2%
(Cost: $3,824,857)		3,825,281

Total Investments in Securities — 101.9%
(Cost: $208,082,294)		176,004,560

Other Assets, Less Liabilities — (1.9)%		(3,288,463)

Net Assets — 100.0%.		$172,716,097

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,623,031	$2,056,482	(a)	$—		$(3,926)	$(306)	$3,675,281	3,675,281	$13,414	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	580,000	—		(430,000	)(a)	—	—	150,000	150,000	169		—
BlackRock Inc.	1,162,875	8,210,698		(8,755,277)		(25,084)	(272,751)	320,461	513	7,055		—
						$(29,010)	$(273,057)	$4,145,742		$20,638		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
April 30, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Stoxx 50 Index	3	06/17/22	$117	$(3,246)
S&P 500 E-Mini Index	2	06/17/22	413	(6,526)
				$(9,772)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$133,031,087	$38,910,683	$—	$171,941,770
Preferred Stocks	—	237,509	—	237,509
Money Market Funds	3,825,281	—	—	3,825,281
	$136,856,368	$39,148,192	$—	$176,004,560
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(6,526)	$(3,246)	$—	$(9,772)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust